Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2024-1
Statement to Securityholders
Determination Date: May 12, 2026

Payment Date	5/15/2026
Collection Period Start	4/1/2026
Collection Period End	4/30/2026
Interest Period Start	4/15/2026
Interest Period End	5/14/2026

Cut-Off Date Net Pool Balance	$1,116,124,822.45
Cut-Off Date Adjusted Pool Balance	$1,085,195,990.01

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Dec-25
Class A-2a Notes	$18,233,726.54	$18,233,726.54	$—	—	Oct-27
Class A-2b Notes	$4,564,223.77	$4,564,223.77	$—	—	Oct-27
Class A-3 Notes	$393,600,000.00	$2,293,306.78	$391,306,693.22	0.994174	Jul-29
Class A-4 Notes	$65,440,000.00	$—	$65,440,000.00	1.000000	Jan-30
Class B Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Feb-30
Class C Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Apr-30
Class D Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Jan-31
Total Notes	$514,387,950.31	$25,091,257.09	$489,296,693.22

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$532,278,242.95	$506,457,465.92	0.453764
YSOC Amount	$15,177,302.66	$14,447,782.72
Adjusted Pool Balance	$517,100,940.29	$492,009,683.20
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$2,712,989.98	$2,712,989.98
Reserve Account Balance	$2,712,989.98	$2,712,989.98

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	4.62200%	ACT/360	$—
Class A-2a Notes	$18,233,726.54	4.61000%	30/360	$70,047.90
Class A-2b Notes	$4,564,223.77	3.95980%	ACT/360	$15,061.18
Class A-3 Notes	$393,600,000.00	4.62000%	30/360	$1,515,360.00
Class A-4 Notes	$65,440,000.00	4.66000%	30/360	$254,125.33
Class B Notes	$10,850,000.00	4.89000%	30/360	$44,213.75
Class C Notes	$10,850,000.00	5.09000%	30/360	$46,022.08
Class D Notes	$10,850,000.00	5.43000%	30/360	$49,096.25
Total Notes	$514,387,950.31			$1,993,926.49

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$532,278,242.95	$506,457,465.92
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$517,100,940.29	$492,009,683.20
Number of Receivables Outstanding	33,909	33,035
Weighted Average Contract Rate	7.59%	7.59%
Weighted Average Remaining Term (months)	39.5	38.6

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$3,390,426.02
Principal Collections	$25,674,507.85
Liquidation Proceeds	$116,507.87
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$29,181,441.74
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$29,181,441.74

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$443,565.20	$443,565.20	$—	$—	$28,737,876.54
Interest - Class A-1 Notes	$—	$—	$—	$—	$28,737,876.54
Interest - Class A-2a Notes	$70,047.90	$70,047.90	$—	$—	$28,667,828.64
Interest - Class A-2b Notes	$15,061.18	$15,061.18	$—	$—	$28,652,767.46
Interest - Class A-3 Notes	$1,515,360.00	$1,515,360.00	$—	$—	$27,137,407.46
Interest - Class A-4 Notes	$254,125.33	$254,125.33	$—	$—	$26,883,282.13
First Allocation of Principal	$—	$—	$—	$—	$26,883,282.13
Interest - Class B Notes	$44,213.75	$44,213.75	$—	$—	$26,839,068.38
Second Allocation of Principal	$678,267.11	$678,267.11	$—	$—	$26,160,801.27
Interest - Class C Notes	$46,022.08	$46,022.08	$—	$—	$26,114,779.19
Third Allocation of Principal	$10,850,000.00	$10,850,000.00	$—	$—	$15,264,779.19
Interest - Class D Notes	$49,096.25	$49,096.25	$—	$—	$15,215,682.94
Fourth Allocation of Principal	$10,850,000.00	$10,850,000.00	$—	$—	$4,365,682.94
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,365,682.94
Regular Principal Distribution Amount	$2,712,989.98	$2,712,989.98	$—	$—	$1,652,692.96
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,652,692.96
Remaining Funds to Certificates	$1,652,692.96	$1,652,692.96	$—	$—	$—
Total	$29,181,441.74	$29,181,441.74	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$15,177,302.66
Increase/(Decrease)	$(729,519.94)
Ending YSOC Amount	$14,447,782.72

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$517,100,940.29	$492,009,683.20
Note Balance	$514,387,950.31	$489,296,693.22
Overcollateralization (Adjusted Pool Balance - Note Balance)	$2,712,989.98	$2,712,989.98
Target Overcollateralization Amount	$2,712,989.98	$2,712,989.98
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$2,712,989.98
Beginning Reserve Account Balance	$2,712,989.98
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$2,712,989.98

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.03%	16	$146,269.18
Liquidation Proceeds of Defaulted Receivables[2]	0.02%	105	$116,507.87
Monthly Net Losses (Liquidation Proceeds)			$29,761.31
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.20%
Second Preceding Collection Period			(0.03)%
Preceding Collection Period			0.33%
Current Collection Period			0.07%
Four-Month Average Net Loss Ratio			0.14%
Cumulative Net Losses for All Periods			$2,111,374.43
Cumulative Net Loss Ratio			0.19%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.15%	39	$756,482.49
60-89 Days Delinquent	0.07%	19	$337,560.65
90-119 Days Delinquent	0.01%	4	$60,339.96
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.23%	62	$1,154,383.10

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		3	$71,631.66
Total Repossessed Inventory		6	$132,537.89

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		23	$397,900.61
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.08%
Second Preceding Collection Period			0.08%
Preceding Collection Period			0.07%
Current Collection Period			0.08%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of April 2026.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.64	0.13%	28	0.08%